Cover	Aug. 30, 2021
Cover [Abstract]
Entity Registrant Name	EOS INC.
Entity Central Index Key	0001651958
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 30, 2021
Entity Tax Identification Number	30-0873246
Entity File Number	333-206853
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	7F.-1, No. 162, Sec. 2, Zhongshan N. Rd.
Entity Address Address Line 2	Zhongshan District
Entity Address City Or Town	Taipei City
Entity Address Country	TW
Entity Address Postal Zip Code	10452
City Area Code	886
Local Phone Number	2-2586-8300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false